UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21656

Name of Fund: BlackRock Energy and Resources Trust (BGR)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Energy and Resources Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2011

Date of reporting period: 01/31/2011

Item 1	–	Schedule of Investments

Schedule of Investments January 31, 2011 (Unaudited)	BlackRock Energy and Resources Trust (BGR)
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Construction & Engineering – 0.7%
MYR Group, Inc.(a)	269,231	$5,920,390

Energy Equipment & Services – 16.5%
Cameron International Corp.(b)(c)	465,500	24,811,150
Core Laboratories NV(c)	88,600	8,085,636
Halliburton Co.(c)	537,800	24,201,000
National Oilwell Varco, Inc.(c)	387,500	28,636,250
Schlumberger Ltd.(c)	128,400	11,426,316
Technip SA(c)	197,800	19,216,162
Transocean, Inc.(b)	231,300	18,487,809
Weatherford International Ltd.(b)(c)	578,000	13,710,160

		148,574,483

Metals & Mining – 1.7%
Goldcorp, Inc.(c)	98,400	3,956,664
Silver Wheaton Corp.(b)(c)	369,100	11,368,280

		15,324,944

Oil, Gas & Consumable Fuels – 81.4%
Alpha Natural Resources, Inc.(b)(c)	581,400	31,238,622
AltaGas Ltd.	470,900	10,580,965
Anadarko Petroleum Corp.(c)	352,000	27,132,160
Apache Corp.(c)	181,600	21,675,776
Arch Coal, Inc.(c)	535,300	18,334,025
Brigham Exploration Co.(b)(c)	687,300	20,350,953
Cabot Oil & Gas Corp.(c)	219,400	9,133,622
Cimarex Energy Co.(c)	152,700	15,900,651
Consol Energy, Inc.(c)	264,221	13,131,783
Crescent Point Energy Corp.(c)	315,400	13,937,634
Dcp Midstream Partners	144,800	5,713,808
El Paso Corp.(c)	795,400	12,630,952
Energy XXI (Bermuda) Ltd.(b)(c)	451,900	13,019,239
EOG Resources, Inc.(c)	301,200	32,044,668
EQT Corp.(c)	487,200	23,478,168
EXCO Resources, Inc.(c)	572,800	11,501,824
Frontier Oil Corp.(b)(c)	541,500	11,263,200
International Coal Group, Inc.(b)(c)	2,053,475	18,994,644
Keyera Corp.	646,667	22,828,860
Magnum Hunter Resources Corp.(b)(c)	807,500	5,684,800
MarkWest Energy Partners LP	206,200	8,984,134
Massey Energy Co.(c)	641,500	40,324,690
Nordic Amererican Tanker Shipping Limited	277,900	6,794,655
NuVista Energy Ltd.(c)	602,700	5,693,856
Occidental Petroleum Corp.(c)	361,200	34,920,816
ONEOK Partners LP	176,400	14,288,400
Peabody Energy Corp.(c)	485,500	30,790,410
Pembina Pipeline Corp.	277,000	6,135,577
Penn Virginia Corp.(c)	872,600	15,165,788
Petrohawk Energy Corp.(b)(c)	2,406,100	48,242,305
Petroleo Brasileiro SA - ADR(c)	554,200	18,427,150
Petroleum Development Corp.(b)(c)	129,300	5,884,443
Plains All American Pipeline LP(c)	171,900	11,249,136
QEP Resources, Inc.(c)	206,500	8,392,160
Range Resources Corp.(c)	376,200	18,761,094
Royal Dutch Shell Plc, Class A - ADR(c)	231,600	16,441,284
Ship Finance International Ltd.(c)	471,600	9,436,716
SM Energy Co.(c)	83,500	5,190,360
Southwestern Energy Co.(b)(c)	457,900	18,087,050
Targa Resources Partners LP	135,100	4,501,532
Ultra Petroleum Corp.(b)(c)	123,500	5,894,655
Whiting Petroleum Corp.(b)(c)	382,200	48,264,216
Williams Partners LP	293,100	13,910,526

		734,357,307

Total Long-Term Investments (Cost – $676,183,786) – 100.3%		904,177,124

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class,
0.17%(d)(e)	8,474,086	8,474,086

Total Short-Term Securities (Cost – $8,474,086) – 0.9%		8,474,086

Total Investments Before Outstanding Options Written (Cost – $684,657,872*) – 101.2%		912,651,210

	Contracts
Options Written
Exchange-Traded Call Options Written – (1.3)%
Alpha Natural Resources, Inc., Strike Price USD 60, Expires 3/21/11	250	(42,625)
Alpha Natural Resources, Inc., Strike Price USD 57.50, Expires 3/21/11	385	(91,822)
Anadarko Petroleum Corp., Strike Price USD 80, Expires 2/21/11	650	(106,600)
Anadarko Petroleum Corp., Strike Price USD 80, Expires 3/21/11	650	(185,575)
Apache Corp., Strike Price USD 120, Expires 2/22/11	300	(103,500)
Apache Corp., Strike Price USD 120, Expires 4/18/11	300	(182,250)
Arch Coal, Inc., Strike Price USD 34, Expires 2/21/11	700	(99,050)
Arch Coal, Inc., Strike Price USD 35, Expires 2/22/11	500	(46,750)
Arch Coal, Inc., Strike Price USD 35, Expires 3/21/11	700	(114,800)
Arch Coal, Inc., Strike Price USD 36, Expires 3/21/11	100	(12,500)
Brigham Exploration Co., Strike Price USD 28, Expires 2/22/11	460	(100,050)
Brigham Exploration Co., Strike Price USD 29, Expires 2/22/11	460	(67,850)
Brigham Exploration Co., Strike Price USD 27, Expires 3/21/11	500	(180,000)
Brigham Exploration Co., Strike Price USD 28, Expires 3/21/11	500	(145,000)
Brigham Exploration Co., Strike Price USD 29, Expires 3/21/11	200	(45,500)
Brigham Exploration Co., Strike Price USD 27, Expires 4/18/11	327	(132,435)
Cabot Oil & Gas Corp., Strike Price USD 40, Expires 3/21/11	500	(162,500)
Cameron International Corp., Strike Price USD 52.50, Expires 3/21/11	1,700	(556,750)
Cimarex Energy Co., Strike Price USD 100, Expires 3/21/11	600	(441,000)
Consol Energy, Inc., Strike Price USD 45, Expires 2/22/11	325	(160,875)
Consol Energy, Inc., Strike Price USD 55, Expires 2/22/11	100	(2,250)
Consol Energy, Inc., Strike Price USD 50, Expires 3/21/11	200	(49,800)
Consol Energy, Inc., Strike Price USD 46, Expires 4/18/11	325	(178,750)
Core Laboratories NV, Strike Price USD 85, Expires 2/21/11	150	(90,750)

JANUARY 31, 2011	1

Schedule of Investments (continued)	BlackRock Energy and Resources Trust (BGR)
(Percentages shown are based on Net Assets)

	Contracts	Value
Options Written
Exchange-Traded Call Options Written (continued)
Core Laboratories NV, Strike Price USD 90, Expires 3/21/11	150	$(50,250)
El Paso Corp., Strike Price USD 14, Expires 2/22/11	1,320	(250,800)
Energy XXI (Bermuda) Ltd., Strike Price USD 30, Expires 2/22/11	135	(10,125)
EOG Resources, Inc., Strike Price USD 95, Expires 2/22/11	385	(454,300)
EOG Resources, Inc., Strike Price USD 105, Expires 3/21/11	670	(348,400)
EXCO Resources, Inc., Strike Price USD 20, Expires 2/22/11	400	(13,000)
EXCO Resources, Inc., Strike Price USD 20, Expires 3/21/11	750	(39,375)
Frontier Oil Corp., Strike Price USD 19, Expires 2/22/11	800	(158,000)
Frontier Oil Corp., Strike Price USD 18, Expires 3/21/11	200	(61,500)
Goldcorp, Inc., Strike Price USD 40, Expires 3/21/11	172	(33,970)
Goldcorp, Inc., Strike Price USD 41, Expires 4/18/11	172	(33,540)
Halliburton Co., Strike Price USD 40, Expires 3/21/11	815	(460,475)
Halliburton Co., Strike Price USD 41, Expires 3/21/11	815	(391,200)
Halliburton Co., Strike Price USD 41, Expires 4/18/11	250	(132,500)
International Coal Group, Inc., Strike Price USD 9, Expires 2/22/11	6,750	(455,625)
Massey Energy Co., Strike Price USD 57.50, Expires 2/04/11	1,250	(675,000)
Massey Energy Co., Strike Price USD 55, Expires 2/21/11	1,250	(1,018,750)
National-Oilwell Varco, Inc., Strike Price USD 70, Expires 2/22/11	100	(51,500)
National-Oilwell Varco, Inc., Strike Price USD 70, Expires 3/21/11	200	(122,000)
Occidental Petroleum Corp., Strike Price USD 100, Expires 2/22/11	200	(18,300)
Occidental Petroleum Corp., Strike Price USD 100, Expires 3/21/11	500	(98,750)
Peabody Energy Corp., Strike Price USD 65, Expires 2/22/11	375	(45,188)
Peabody Energy Corp., Strike Price USD 60, Expires 3/21/11	500	(255,000)
Peabody Energy Corp., Strike Price USD 65, Expires 3/21/11	705	(163,912)
Penn Virginia Corp., Strike Price USD 17.50, Expires 3/21/11	500	(57,500)
Penn Virginia Corp., Strike Price USD 20, Expires 3/21/11	250	(8,750)
Petrohawk Energy Corp., Strike Price USD 20, Expires 2/22/11	2,000	(138,000)
Petrohawk Energy Corp., Strike Price USD 19, Expires 3/21/11	2,000	(350,000)
Petrohawk Energy Corp., Strike Price USD 20, Expires 3/21/11	2,000	(232,000)
Petrohawk Energy Corp., Strike Price USD 21, Expires 3/21/11	250	(18,125)
Range Resources Corp., Strike Price USD 49, Expires 2/22/11	1,215	(246,038)
Royal Dutch Shell Plc, Class A - ADR, Strike Price USD 70, Expires 3/21/11	810	(172,125)
Schlumberger Ltd., Strike Price USD 85, Expires 3/21/11	450	(272,250)
Ship Finance International Ltd., Strike Price USD 22.50, Expires 2/22/11	600	(3,000)
Silver Wheaton Corp., Strike Price USD 33, Expires 3/21/11	500	(75,500)
Silver Wheaton Corp., Strike Price USD 34, Expires 3/21/11	450	(55,125)
Silver Wheaton Corp., Strike Price USD 35, Expires 3/21/11	450	(44,550)
Southwestern Energy Co., Strike Price USD 40, Expires 3/21/11	800	(118,800)
Southwestern Energy Co., Strike Price USD 41, Expires 3/21/11	800	(85,200)
Transocean, Inc., Strike Price USD 80, Expires 3/21/11	900	(351,000)
Ultra Petroleum Corp., Strike Price USD 48, Expires 2/22/11	160	(19,600)
Ultra Petroleum Corp., Strike Price USD 48, Expires 3/21/11	300	(57,750)
Weatherford International Ltd., Strike Price USD 23, Expires 2/22/11	1,400	(168,700)
Weatherford International Ltd., Strike Price USD 23, Expires 3/21/11	500	(80,250)
Weatherford International Ltd., Strike Price USD 24, Expires 3/21/11	500	(53,500)
Whiting Petroleum Corp., Strike Price USD 120, Expires 2/22/11	200	(159,000)
Whiting Petroleum Corp., Strike Price USD 120, Expires 3/21/11	460	(453,100)

Total Exchange-Traded Call Options Written		(11,860,305)

Over-the-Counter Call Options Written – (0.5)%
Alpha Natural Resources, Inc., Strike Price USD 57.31, Expires 2/01/11, Broker UBS Securities LLC	70,000	(1)
Alpha Natural Resources, Inc., Strike Price USD 57.31, Expires 2/11/11, Broker UBS Securities LLC	70,000	(49,880)
Cabot Oil & Gas Corp., Strike Price USD 35.17, Expires 2/04/11, Broker JPMorgan Chase Securities	30,000	(193,812)
Crescent Point Energy Corp., Strike Price CAD 44.27, Expires 2/02/11, Broker Goldman Sachs & Co.	80,000	(10,496)
Crescent Point Energy Corp., Strike Price CAD 45.32, Expires 2/14/11, Broker Goldman Sachs & Co.	19,000	(3,390)
Crescent Point Energy Corp., Strike Price CAD 44, Expires 3/21/11, Broker T.D. Securities	110	(12,084)
El Paso Corp., Strike Price USD 14.75, Expires 3/21/11, Broker UBS Securities LLC	1,465	(204,032)
Energy XXI (Bermuda) Ltd., Strike Price USD 29.72, Expires 2/01/11, Broker UBS Securities LLC	75,000	(1)
Energy XXI (Bermuda) Ltd., Strike Price USD 29.72, Expires 2/11/11, Broker UBS Securities LLC	75,000	(41,112)
EQT Corp., Strike Price USD 44.42, Expires 2/02/11, Broker Morgan Stanley & Co., Inc.	77,000	(289,982)
EQT Corp., Strike Price USD 46.08, Expires 2/15/11, Broker UBS Securities LLC	52,500	(123,127)

2	JANUARY 31, 2011

Schedule of Investments (continued)	BlackRock Energy and Resources Trust (BGR)
(Percentages shown are based on Net Assets)

	Contracts	Value
Options Written
Over-the-Counter Call Options Written (continued)
EQT Corp., Strike Price USD 46.56, Expires 3/10/11, Broker Citigroup Global Markets, Inc.	31,500	$(72,078)
Frontier Oil Corp., Strike Price USD 18.97, Expires 2/28/11, Broker Citigroup Global Markets, Inc.	80,000	(157,233)
International Coal Group, Inc., Strike Price USD 7.50, Expires 2/04/11, Broker Credit Suisse First Boston	185,000	(324,087)
Magnum Hunter Resources Corp., Strike Price USD 5.19, Expires 2/04/11, Broker Morgan Stanley & Co., Inc.	100,000	(184,835)
Magnum Hunter Resources Corp., Strike Price USD 7.73, Expires 2/28/11, Broker Barclays Capital, Inc.	62,000	(2,610)
Magnum Hunter Resources Corp., Strike Price USD 7.55, Expires 3/15/11, Broker JPMorgan Chase Securities	105,000	(38,340)
National-Oilwell Varco, Inc., Strike Price USD 67.50, Expires 2/22/11, Broker Jefferies & Co., Inc.	1,160	(831,668)
Nuvista Energy Ltd., Strike Price CAD 9.01, Expires 3/04/11, Broker Credit Suisse First Boston	105,000	(64,799)
Nuvista Energy Ltd., Strike Price CAD 9.05, Expires 3/14/11, Broker Credit Suisse First Boston	105,000	(66,538)
Occidental Petroleum Corp., Strike Price USD 99.24, Expires 2/14/11, Broker Morgan Stanley & Co., Inc.	35,000	(30,923)
Occidental Petroleum Corp., Strike Price USD 99.24, Expires 2/28/11, Broker Morgan Stanley & Co., Inc.	35,000	(55,122)
Petroleo Brasileiro SA - ADR, Strike Price USD 33.45, Expires 2/14/11, Broker Barclays Capital, Inc.	50,000	(31,234)
Petroleo Brasileiro SA - ADR, Strike Price USD 33.77, Expires 2/25/11, Broker Barclays Capital, Inc.	50,000	(35,958)
Petroleo Brasileiro SA - ADR, Strike Price USD 33.27, Expires 3/11/11, Broker Citigroup Global Markets, Inc.	94,000	(72,714)
Petroleum Development Corp., Strike Price USD 42.54, Expires 2/11/11, Broker Citigroup Global Markets, Inc.	35,000	(114,132)
Plains All American Pipeline LP, Strike Price USD 63.50, Expires 3/08/11, Broker UBS Securities LLC	705	(136,770)
QEP Resources, Inc., Strike Price USD 38.76, Expires 2/02/11, Broker Citigroup Global Markets, Inc.	30,000	(56,404)
QEP Resources, Inc., Strike Price USD 36.62, Expires 3/07/11, Broker Barclays Capital, Inc.	42,500	(182,649)
Ship Finance International Ltd., Strike Price USD 23.42, Expires 2/04/11, Broker UBS Securities LLC	58,000	(1)
SM Energy Co., Strike Price USD 56.21, Expires 3/08/11, Broker UBS Securities LLC	29,000	(185,957)
Technip SA, Strike Price EUR 75.88, Expires 3/03/11, Broker Citigroup Global Markets, Inc.	69,500	(81,098)
Whiting Petroleum Corp., Strike Price USD 117.43, Expires 2/11/11, Broker Morgan Stanley & Co., Inc.	30,000	(277,301)
Whiting Petroleum Corp., Strike Price USD 119, Expires 3/07/11, Broker Jefferies & Co., Inc.	185	(178,417)

Total Over-the-Counter Call Options Written		(4,108,785)

Total Options Written (Premiums Received – $8,834,243) – (1.8)%		(15,969,090)

Total Investments Net of Outstanding Options Written – 99.4%		896,682,120
Other Assets in Excess of Liabilities – 0.6%		5,330,983

Net Assets – 100.0%		$902,013,103

*	The cost and unrealized appreciation (depreciation) of investments as of January 31, 2011 as computed for federal income tax purposes, were as follows:

Aggregate cost	$668,885,839

Gross unrealized appreciation	$252,161,870
Gross unrealized depreciation	(8,396,499)

Net unrealized appreciation	$243,765,371

(a)	Restricted security as to resale acquired 12/20/07. As of January 31, 2011 the Trust held 0.6% of its net assets, with a current market value of $5,920,390 and an original cost of $3,500,003 in these securities.

(b)	Non-income producing security.

(c)	Security, or a portion thereof, pledged/held as collateral for outstanding options written.

(d)	Represents the current yield as of report date.

(e)	Investments in companies considered to be an affiliate of the Trust during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at October 31, 2010	Net Activity	Shares Held at January 31, 2011	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	–	8,474,086	8,474,086	$11,711

•

For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Trust management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivatives, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

JANUARY 31, 2011	3

Schedule of Investments (concluded)	BlackRock Energy and Resources Trust (BGR)

•

Level 3 – unobservable inputs based on the best information available In the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivatives)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivatives and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its annual report.

The following tables summarize the inputs used as of January 31, 2011 in determining the fair valuation of the Trust’s investments and derivatives:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Long Term Investments:
Common Stocks:
Construction & Engineering	–	$5,920,390	–	$5,920,390
Energy Equipment & Services	$129,358,321	19,216,162	–	148,574,483
Metals & Mining	15,324,944	–	–	15,324,944
Oil, Gas & Consumable Fuels	734,357,307	–	–	734,357,307
Short-Term Securities	8,474,086	–	–	8,474,086

Total	$887,514,658	$25,136,552	–	$912,651,210

	Derivative Financial Instruments[1]
Valuation Inputs	Level 1	Level 2	Level 3	Total
Liabilities:
Equity contracts	$(11,872,389)	$(4,096,701)	–	$(15,969,090)

[1]	Derivative financial instruments are options which are shown at value.

4	JANUARY 31, 2011

Item 2	–	Controls and Procedures

2(a)	–	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b)	–	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3	–	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Energy and Resources Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Energy and Resources Trust

Date: March 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Energy and Resources Trust

Date: March 25, 2011

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Energy and Resources Trust

Date: March 25, 2011